OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other Payable and Accrued Liabilities

	December 31,	December 31,
	2022	2021
Payables to non-trade vendors and service providers	$10,064,937	$9,915,900
Salary payables	231,333	404,493
Interest payable	1,094,265	987,231
Other miscellaneous payables	56,517	82,113
Total other payables and accrued liabilities	$11,447,052	$11,389,737